Critical Accounting Judgments And Key Sources For Estimating Uncertainty - Disclosure of Estimated Useful Life for Property Plant and Equipment and Other Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2020
Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	5 years
Quarries – Stripping cost
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	Based on estimated tons
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	5 years
Bottom of Range [member] | Fields [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	50 years
Bottom of Range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	5 years
Bottom of Range [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	8 years
Bottom of Range [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	3 years
Bottom of Range [member] | Transport and load vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	4 years
Top of range [member] | Fields [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	100 years
Top of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	50 years
Top of range [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	35 years
Top of range [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	10 years
Top of range [member] | Transport and load vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life for property plant and equipment and other intangible assets	32 years